Borrowing facilities - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 45,465	£ 31,220	£ 30,794
Bank loans	8,976	1,022
Undrawn borrowing facilities	6,914	5,525
WPD
Disclosure of detailed information about borrowings [line items]
Bank loans	8,179
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,580	2,206
Undrawn borrowing facilities	1,605	1,718
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Renegotiated undrawn borrowing facilities	845
Borrowings	1,410	1,745
Undrawn borrowing facilities	936	1,668
Bilateral committed credit facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	5,978	5,410
Credit facilities from syndicates of banks
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	936	115
Facilities held as backup to commercial paper and similar borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	6,823	5,410
Facilities available as backup to specific US borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	91	115
National Grid Gas plc | In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	350
2019 Export credit agreements
Disclosure of detailed information about borrowings [line items]
Borrowings	550	550
Export credit agency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,396	1,345
Undrawn borrowing facilities	489	446
Facilities to finance the acquisition
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	£ 8,250	£ 8,250